Derivative Instruments - Schedule of Cash Flow Hedging Relationship on Income and Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax	$ (48)	$ (3,488)	$ 364
Foreign Exchange Forward [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax	(168)	(643)	110
Foreign Exchange Option [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax	$ 120	$ (2,845)	$ 254